Short-Term Investments	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
Short-Term Investments
4.	SHORT-TERM INVESTMENTS
As of December 31, 2025, the carrying amounts of short-term investments were as follows:

	As of December 31, 2025
	Quantity(i)	Cost Basis	Fair Value	Exchange difference	Cumulative gain or loss
		RMB	RMB	RMB	RMB
Paper gold	3,349	94,393	101,408	(114)	7,129
Crypto assets of Bitcoin and Ethereum	137	24,693	23,305	19	(1,407)

		119,086	124,713	(95)	5,722

(i)	Actual paper gold and crypto assets quantity held. Quantities of paper gold are expressed in ounces, and quantities of crypto assets are expressed in number of coins.
The Group recorded a net gain of RMB5,722 on these investments due to changes in fair value for the year ended December 31, 2025.